Segmented information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment	$ 548	$ 740
Europe [Member]
Property and equipment	116	95
Rest of World [Member]
Property and equipment	$ 432	$ 645